Financial assets held for trading - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets held for trading
Financial assets held for trading	€ 5,502,000	€ 6,760,000
Financial assets held for trading
Financial assets held for trading
Fair value	5,502,000
Individual amount limit to be included in other related parties	50,000
Financial assets held for trading | Level 1
Financial assets held for trading
Fair value	5,248,000
Financial assets held for trading | Level 2
Financial assets held for trading
Fair value	254,000
Securities lending
Financial assets held for trading
Financial assets held for trading	€ 1,361,000	€ 1,347,000